General administrative expenses and other net operating income (expenses) - Details of other operating income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income [Abstract]
Gain on transactions of foreign exchange	₩ 1,403,083	₩ 562,935	₩ 758,347
Gain related to derivatives (Designated for hedging)	71,179	61,271	67,395
Gain on fair value hedged items	257,910	106,253	9,646
Others	249,509	172,044	63,702
Total	₩ 1,981,681	₩ 902,503	₩ 899,090